UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2010

Item 1. Schedule of Investments.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 97.9%	SHARES	VALUE
Auto Components - 2.8%
TRW Automotive Holdings Corp.*	91,900	$4,843,130

Building Products - 1.2%
Lennox International, Inc.	44,700	2,113,863

Capital Markets - 2.9%
Affiliated Managers Group, Inc.*	50,100	4,970,922

Chemicals - 4.3%
Ecolab, Inc.	40,900	2,062,178
Nalco Holding Co.	164,800	5,263,712
		7,325,890

Communications Equipment - 2.0%
Harris Corp.	77,100	3,492,630

Diversified Financial Services - 2.2%
Intercontinental Exchange, Inc.*	32,100	3,824,715

Electronic Equipment & Instruments - 5.7%
Amphenol Corp.	77,900	4,111,562
Arrow Electronics, Inc.*	59,400	2,034,450
Itron, Inc.*	65,100	3,609,795
		9,755,807

Energy Equipment & Services - 6.0%
FMC Technologies, Inc.*	65,525	5,825,828
Unit Corp.*	96,500	4,485,320
		10,311,148

Food Products - 1.2%
Ralcorp Holdings, Inc.*	30,500	1,982,805

Gas Utilities - 1.7%
Energen Corp.	60,500	2,919,730

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	85,700	2,924,084
HealthSpring, Inc.*	161,200	4,276,636
Lincare Holdings, Inc.	99,200	2,661,536
		9,862,256

Household Products - 2.2%
Church & Dwight Co., Inc.	55,800	3,851,316

Insurance - 1.9%
Torchmark Corp.	53,900	3,219,986

IT Services - 11.3%
Global Payments, Inc.	87,600	4,047,996
Syntel, Inc.	110,000	5,256,900
Teradata Corp.*	116,700	4,803,372
Wright Express Corp.*	113,300	5,211,800
		19,320,068

Leisure Equipment & Products - 1.9%
Polaris Industries, Inc.	40,950	3,194,919

Life Sciences - Tools & Services - 4.4%
Mettler-Toledo International, Inc.*	23,095	3,492,195
Waters Corp.*	51,250	3,982,637
		7,474,832

Machinery - 11.8%
Flowserve Corp.	26,500	3,159,330
Gardner Denver, Inc.	70,100	4,824,282
Graco, Inc.	55,800	2,201,310
The Toro Co.	60,900	3,753,876
WABCO Holdings, Inc.*	103,150	6,284,929
		20,223,727

Media - 1.9%
Gannett Co., Inc.	215,450	3,251,141

Metals & Mining - 1.8%
Reliance Steel & Aluminum Co.	59,600	3,045,560

Multiline Retail - 2.3%
Nordstrom, Inc.	92,900	3,937,102

Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc.*	107,400	3,835,254

Semiconductors & Semiconductor Equipment - 4.9%
Lam Research Corp.*	84,200	4,359,876
National Semiconductor Corp.	291,425	4,010,008
		8,369,884

Specialty Retail - 4.7%
Advance Auto Parts, Inc.	54,225	3,586,984
Ross Stores, Inc.	70,100	4,433,825
		8,020,809

Textiles, Apparel & Luxury Goods - 4.6%
Deckers Outdoor Corp.*	60,200	4,800,348
Hanesbrands, Inc.*	123,375	3,133,725
		7,934,073

Trading Companies & Distributors - 3.1%
WESCO International, Inc.*	99,975	5,278,680

Wireless Telecommunication Services - 3.2%
MetroPCS Communications, Inc.*	131,000	1,654,530
NII Holdings, Inc.*	85,100	3,800,566
		5,455,096

Total Equity Securities (Cost $135,304,698)		167,815,343

HIGH SOCIAL IMPACT INVESTMENTS - 0.8%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.17%, 7/1/11 (b)(i)(r)	$1,419,488	1,389,977

Total High Social Impact Investments (Cost $1,419,488)		1,389,977

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.2%
Federal Home Loan Bank Discount Notes, 1/3/11	2,000,000	2,000,000

Total U.S. Government Agencies And Instrumentalities (Cost $2,000,000)		2,000,000

TOTAL INVESTMENTS (Cost $138,724,186) - 99.9%		171,205,320
Other assets and liabilities, net - 0.1%		192,882
NET ASSETS - 100%		$171,398,202

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.8% of the net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.17%, 7/1/11	7/1/08	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 94.3%	SHARES	VALUE
Australia - 1.1%
Amcor Ltd. (ADR)	5,896	$161,138
Santos Ltd.	190,373	2,562,234
Sims Metal Management Ltd. (ADR)	61,993	1,353,927
		4,077,299

Austria - 0.1%
Erste Group Bank AG (ADR)	10,743	255,361
Telekom Austria AG (ADR)	541	15,148
Verbund AG (ADR)	1,020	7,701
		278,210

Belgium - 0.1%
Ageas (ADR)	4,217	9,488
Delhaize Group SA (ADR)	4,286	315,921
		325,409

Brazil - 2.3%
Banco do Brasil SA	111,300	2,106,654
BM&FBOVESPA SA	243,793	1,928,315
Natura Cosmeticos SA	94,099	2,703,362
Porto Seguro SA	104,400	1,779,831
		8,518,162

Canada - 6.8%
Canadian National Railway Co.:
Toronto Exchange	113,924	7,599,133
New York Exchange	31,896	2,120,127
Cenovus Energy, Inc.	45,200	1,512,271
EnCana Corp.:
New York Exchange	57,621	1,677,923
Toronto Exchange	68,816	2,012,524
Loblaw Co.'s Ltd.	62,500	2,536,569
Potash Corporation of Saskatchewan, Inc.	10,867	1,682,538
Suncor Energy, Inc.:
New York Exchange	13,282	508,567
Toronto Exchange	68,000	2,616,910
Thomson Reuters Corp.	74,200	2,777,931
		25,044,493

China - 1.2%
China Merchants Bank Co. Ltd.	446,915	1,132,631
Ctrip.com International Ltd. (ADR)*	48,900	1,978,005
Mindray Medical International Ltd. (ADR)	55,700	1,470,480
		4,581,116

Denmark - 2.0%
Danske Bank A/S (ADR)*	28,432	363,930
H Lundbeck A/S (ADR)	6,609	126,232
Novo Nordisk A/S, Series B	45,093	5,096,215
Novozymes A/S (ADR)	757	105,768
Vestas Wind Systems A/S*	56,071	1,774,131
		7,466,276

Finland - 0.1%
Metso Oyj (ADR)	851	47,528
Nokia Oyj (ADR)	16,340	168,629
Sampo Oyj (ADR)	12,907	172,309
		388,466

France - 8.7%
Air France-KLM (ADR)*	5,160	93,860
Air Liquide SA	21,862	2,771,037
Air Liquide SA (ADR)	15,463	395,080
AXA SA (ADR)	37,401	622,727
BNP Paribas	85,660	5,462,028
BNP Paribas (ADR)	16,110	514,715
Cap Gemini SA (ADR)	408	9,559
Carrefour SA (ADR)	55,755	467,227
Cie Generale d'Optique Essilor International SA (ADR)	2,568	82,690
Credit Agricole SA (ADR)	60,571	385,837
Danone (ADR)	50,928	644,239
Dassault Systemes SA	38,521	2,910,773
Groupe Danone	47,866	3,014,307
L'Oreal SA (ADR)	8,298	186,373
Publicis Groupe	65,000	3,395,124
Rhodia SA	50,651	1,678,962
Sanofi-Aventis SA	47,723	3,058,351
Sanofi-Aventis SA (ADR)	22,805	735,005
Schneider Electric SA	26,409	3,961,391
Schneider Electric SA (ADR)	23,194	355,796
Suez Environnement Co. (ADR)	3,238	33,287
Valeo SA (ADR)*	11,300	321,485
Veolia Environnement SA (ADR)	39,698	1,165,533
		32,265,386

Germany - 6.0%
Adidas AG	48,540	3,178,319
Aixtron SE (ADR)	40,021	1,488,781
Allianz SE (ADR)	132,538	1,573,226
Celesio AG (ADR)	1,933	9,452
Commerzbank AG (ADR)*	1,995	14,683
Continental AG*	23,069	1,827,207
Continental AG (ADR)*	121	9,408
Deutsche Bank AG	26,426	1,383,840
Deutsche Post AG (ADR)	15,417	263,477
K+S AG (ADR)	2,993	113,884
Merck KGaA (ADR)	706	18,744
SAP AG	92,848	4,737,784
SAP AG (ADR)	31,752	1,606,969
SMA Solar Technology AG	11,735	1,092,309
Volkswagen AG, Preferred	27,142	4,413,044
Volkswagen AG (ADR), Preferred	17,239	568,197
		22,299,324

Greece - 0.2%
National Bank of Greece SA (ADR)*	412,971	693,791

Guernsey - 0.5%
Amdocs Ltd.*	65,797	1,807,444

Hong Kong - 3.8%
Bank of East Asia Ltd. (ADR)	6,739	27,967
China Merchants Holdings International Co. Ltd.	298,000	1,176,934
City Telecom HK Ltd. (ADR)	97,967	1,450,891
Esprit Holdings Ltd. (ADR)	112,309	1,068,059
Hang Lung Properties Ltd.	515,989	2,399,640
Hang Lung Properties Ltd. (ADR)	88,283	2,087,893
Hang Seng Bank Ltd. (ADR)	2,275	37,515
Hengdeli Holdings Ltd.	3,472,000	2,068,036
Hong Kong Exchanges and Clearing Ltd.	152,646	3,462,064
Hong Kong Exchanges and Clearing Ltd. (ADR)	6,951	158,830
Johnson Electric Holdings Ltd. (ADR)	2,204	15,626
Li & Fung Ltd. (ADR)	45,310	269,142
PCCW Ltd. (ADR)	4,498	19,476
		14,242,073

India - 0.4%
Infosys Technologies Ltd. (ADR)	19,935	1,516,655

Indonesia - 0.5%
Bank Mandiri Tbk PT	2,479,000	1,788,402

Ireland - 0.1%
Experian plc (ADR)	20,967	260,410
WPP plc (ADR)	1,369	85,029
		345,439

Israel - 0.6%
Bezeq Israeli Telecommunication Corp Ltd.	769,270	2,352,933

Italy - 0.1%
Intesa Sanpaolo SpA (ADR)	22,415	363,571
Italcementi SpA (ADR)	5,457	46,439
		410,010

Japan - 14.1%
Advantest Corp. (ADR)	8,310	187,723
Aeon Co. Ltd. (ADR)	6,044	74,825
Asahi Glass Co. Ltd. (ADR)	50,258	585,506
Canon, Inc.	54,943	2,851,279
Canon, Inc. (ADR)	49,565	2,544,667
Chuo Mitsui Trust Holdings, Inc. (ADR)	1,110	9,058
Dai Nippon Printing Co. Ltd. (ADR)	45,606	624,802
Dai-ichi Life Insurance Co. Ltd.	2,329	3,786,688
Daiwa House Industry Co. Ltd. (ADR)	989	121,835
Denso Corp. (ADR)	11,971	205,303
Eisai Co. Ltd. (ADR)	522	18,896
Fanuc Ltd.	15,395	2,366,418
Fujitsu Ltd. (ADR)	20,876	731,078
Honda Motor Co. Ltd. (ADR)	66,169	2,613,676
Konami Corp. (ADR)	3,926	83,585
Kubota Corp. (ADR)	12,671	601,872
Mitsui Fudosan Co. Ltd.	102,256	2,040,708
Mizuho Financial Group, Inc. (ADR)	388,660	1,457,475
MS&AD Insurance Group Holdings (ADR)	69,677	875,840
Nippon Yusen KK (ADR)	160,433	1,405,393
Nissan Motor Co. Ltd. (ADR)*	97,918	1,856,525
Nitto Denko Corp. (ADR)	15,330	727,868
Nomura Holdings, Inc. (ADR)	277,589	1,771,018
NSK Ltd. (ADR)	3,110	55,482
NTT DoCoMo, Inc.	1,607	2,808,907
ORIX Corp. (ADR)	12,543	611,220
Panasonic Corp.	188,716	2,682,152
Panasonic Corp. (ADR)	129,456	1,825,330
Ricoh Co. Ltd.	141,000	2,068,290
Sega Sammy Holdings, Inc. (ADR)	12,075	56,511
Seiko Epson Corp. (ADR)	18,555	167,923
Sekisui House Ltd.	193,000	1,953,196
Sharp Corp. (ADR)	49,117	499,029
Sony Corp. (ADR)	65,655	2,344,540
Sumitomo Chemical Co. Ltd. (ADR)	1,965	48,594
Sumitomo Trust & Banking Co. Ltd. (ADR)	54,575	346,005
Tokyo Gas Co. Ltd.	698,118	3,097,966
Toyota Motor Corp.	92,082	3,654,903
Toyota Motor Corp. (ADR)	30,965	2,434,778
		52,196,864

Luxembourg - 0.7%
SES SA (FDR)	109,876	2,621,600

Mexico - 0.4%
America Movil SAB de CV (ADR), Series L	25,043	1,435,966

Netherlands - 3.6%
ASML Holding NV	5,067	194,269
BE Semiconductor Industries NV*	7,375	48,085
Gemalto NV	50,931	2,172,207
ING Groep NV (CVA)*	458,254	4,468,022
Koninklijke Philips Electronics NV:
Common	105,593	3,241,361
NY Shares	78,238	2,401,907
TNT NV (ADR)	27,200	716,992
		13,242,843

Norway - 2.4%
DnB NOR ASA	188,167	2,645,190
Petroleum Geo-Services ASA*	192,737	3,005,520
Yara International ASA	40,150	2,325,888
Yara International ASA (ADR)	15,711	911,238
		8,887,836

Philippines - 0.8%
Philippine Long Distance Telephone Co. (ADR)	48,741	2,840,138

Portugal - 0.2%
Portugal Telecom SGPS SA (ADR)	50,837	582,592

Singapore - 0.8%
City Developments Ltd. (ADR)	966	9,361
Oversea-Chinese Banking Corp. Ltd.	310,830	2,393,049
Singapore Telecommunications Ltd. (ADR)	21,047	499,866
		2,902,276

South Africa - 1.7%
African Bank Investments Ltd. (ADR)	333	9,647
Aspen Pharmacare Holdings Ltd.*	250,669	3,501,185
MTN Group Ltd. (ADR)	41,234	851,894
Nedbank Group Ltd. (ADR)	3,532	142,481
Tiger Brands Ltd. (ADR)	3,881	114,490
Truworths International Ltd.	143,700	1,562,976
		6,182,673

South Korea - 0.5%
KT Corp. (ADR)*	97,100	2,019,680

Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA (ADR)	72,150	733,766
Banco Santander SA (ADR)	133,300	1,419,645
Inditex SA	35,023	2,628,159
Telefonica SA	301,828	6,857,899
		11,639,469

Sweden - 2.4%
Assa Abloy AB, Series B	98,400	2,772,223
Atlas Copco AB (ADR)	4,801	122,089
Hennes & Mauritz AB, B Shares	101,754	3,388,623
Husqvarna AB, Series B	275,200	2,297,322
SKF AB (ADR)	1,334	38,219
Svenska Cellulosa AB (ADR)	7,342	115,269
		8,733,745

Switzerland - 5.9%
Adecco SA (ADR)	564	18,398
Credit Suisse Group AG	53,603	2,161,333
Credit Suisse Group AG (ADR)	61,789	2,496,893
Julius Baer Group Ltd.	42,873	2,009,994
Logitech International SA*	119,234	2,271,731
Nobel Biocare Holding AG (ADR)	1,002	9,389
Novartis AG	77,612	4,564,923
Roche Holding AG	26,495	3,885,272
Roche Holding AG (ADR)	80,273	2,942,005
STMicroelectronics NV	29,870	311,843
Swiss Reinsurance (ADR)	8,529	458,178
Zurich Financial Services AG (ADR)	35,292	913,710
		22,043,669

Turkey - 1.0%
Turkiye Garanti Bankasi AS	695,677	3,530,874

United Kingdom - 20.7%
Amlin plc	234,585	1,496,092
Aviva plc (ADR)	30,726	381,310
Barclays plc	547,117	2,232,760
Barclays plc (ADR)	39,312	649,434
BG Group plc	223,246	4,512,630
BG Group plc (ADR)	16,827	1,716,354
British Airways plc (ADR)*	1,338	28,299
British Land Co. plc (ADR)	1,114	9,358
BT Group plc (ADR)	45,840	1,308,274
Bunzl plc (ADR)	1,295	73,996
Cairn Energy plc*	301,724	1,976,515
Capita Group plc	216,239	2,349,071
Centrica plc	665,581	3,442,361
Centrica plc (ADR)	19,052	393,233
Compass Group plc	322,548	2,922,884
GlaxoSmithKline plc (t)	202,324	3,913,002
HSBC Holdings plc (ADR)	41,315	2,108,718
Inchcape plc*	441,527	2,455,725
International Power plc (ADR)	4,217	291,184
J Sainsbury plc (ADR)	14,803	345,798
Johnson Matthey plc (ADR)	285	18,154
Kingfisher plc	1,216,487	4,997,632
Legal & General Group plc (ADR)	1,249	9,580
Lloyds Banking Group plc (ADR)*	263,495	1,082,964
Man Group plc (ADR)	69,634	326,583
Old Mutual plc (ADR)	1,843	28,106
Pearson plc	455,949	7,168,327
Persimmon plc	212,629	1,382,265
Prudential plc	201,406	2,098,408
Prudential plc (ADR)	100,553	2,097,536
Reckitt Benckiser Group plc	82,117	4,514,745
Reckitt Benckiser Group plc (ADR)	34,760	390,007
Sage Group plc (ADR)	14,265	245,501
Scottish & Southern Energy plc (ADR)	32,768	638,648
Smith & Nephew plc	285,157	3,008,797
Smith & Nephew plc (ADR)	26,853	1,411,125
Standard Chartered plc	169,264	4,555,338
Tesco plc	694,278	4,602,177
Tesco plc (ADR)	83,499	1,685,010
Unilever plc (ADR)	76,787	2,371,183
United Utilities Group plc (ADR)	8,053	148,336
Vodafone Group plc (ADR)	45,674	1,207,164
		76,594,584

United States - 1.5%
Bristol-Myers Squibb Co.	49,014	1,297,891
Distributed Energy Systems Corp.*	308,138	1,541
Evergreen Solar, Inc.*	1,400	816
MeadWestvaco Corp.	81,352	2,128,168
Powerspan Corp.:
Series A, Convertible Preferred (b)(i)*	45,455	-
Series B, Convertible Preferred (b)(i)*	20,000	-
Series C, Convertible Preferred (b)(i)*	239,764	-
Series D, Convertible Preferred (b)(i)*	45,928	157,992
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	-
RF Technology, Inc. Contingent Deferred Distribution (b)(i)*	365,374	3,654
Sealed Air Corp.	47,466	1,208,010
SmarThinking, Inc.:
Series 1-A, Convertible Preferred (b)(i)	104,297	387,429
Series 1-B, Convertible Preferred (b)(i)	163,588	201,383
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/31/15) (b)(i)*	11,920	14,555
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15) (b)(i)*	32,726	-
		5,401,439

Total Equity Securities (Cost $326,648,365)		349,257,136

CERTIFICATES OF DEPOSIT - 0.1%	PRINCIPAL AMOUNT
Self Help Credit Union, 1.80%, 2/23/11 (b)(k)	$250,000	249,625

Total Certificates of Deposit (Cost $250,000)		249,625

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
FINAE, 6.50%, 12/17/15 (b)(i)	250,000	250,000
Access Bank plc, 8.477%, 8/29/12 (b)(i)	500,000	520,442
Mayer Laboratories, Inc., 6.00%, 12/31/01 (b)(i)(w)	41,014	10,253

Total Venture Capital Debt Obligations (Cost $791,014)		780,695

HIGH SOCIAL IMPACT INVESTMENTS - 1.2%
Calvert Social Investment Foundation Notes, 1.17%, 7/1/11 (b)(i)(r)	4,431,583	4,339,450

Total High Social Impact Investments (Cost $4,431,583)		4,339,450

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.6%
Federal Home Loan Bank Discount Notes, 1/3/11	9,800,000	9,800,000

Total U.S. Government Agencies And Instrumentalities (Cost $9,799,999)		9,800,000

LIMITED PARTNERSHIP INTEREST - 0.8%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$563,779	442,518
Blackstone Cleantech Venture Partners (b)(i)*	48,267	46,954
China Environment Fund 2004 (b)(i)*	-	184,003
Emerald Cleantech Fund I (b)(i)*	960,147	567,719
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	389,241
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	347,466	535,931
SEAF India International Growth Fund (b)(i)*	481,432	561,364
ShoreCap International LLC (b)(i)*	-	423,630
Terra Capital (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $3,270,681)		3,151,361

TOTAL INVESTMENTS (Cost $345,191,642) - 99.2%		367,578,267
Other assets and liabilities, net - 0.8%		2,915,381
NET ASSETS - 100%		$370,493,648

(a) Affiliated company.

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 2.4% of net assets of the Fund.

(k) These certificates of deposit are fully insured by agencies of the federal government.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 200,000 shares of GlaxoSmithKline plc have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Fund. There are no restrictions on the trading of this security.

(w) Mayer Laboratories, Inc. is in default for principal and interest. Past due accrued interest as of December 31, 2010 totaled $1,334.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
LLC: Limited Liability Corporation
LP: Limited Partnership

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$500,000
Balkan Financial Sector Equity Fund CV LP	1/12/06 – 9/24/10	563,779
Blackstone Cleantech Venture Partners LP	7/29/10 – 12/2/10	48,267
Calvert Social Investment Foundation Notes, 1.17%, 7/1/11	7/1/08	4,431,583
China Environment Fund 2004 LP	9/15/05 – 4/1/09	-
Emerald Cleantech Fund I LP	7/19/01 – 12/22/10	960,147
FINAE, 6.50%, 12/17/15	12/17/10	250,000
Gnet Defta Development Holdings LLC, LP	8/30/05	400,000
Mayer Laboratories, Inc., 6.00%, 12/31/01	12/31/96	41,014
Powerspan Corp.:
Series A, Convertible Preferred	8/20/97	250,000
Series B, Convertible Preferred	10/5/99	200,000
Series C, Convertible Preferred	12/21/04 – 6/12/08	273,331
Series D, Convertible Preferred	6/20/08	157,996
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07 – 6/20/08	-
RF Technology, Inc. Contingent Deferred Distribution	7/17/06	104,368
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 – 7/16/10	347,466
SEAF India International Growth Fund LP	3/22/05 – 5/24/10	481,432
ShoreCap International LLC, LP	8/12/04 – 12/15/08	-
SmarThinking, Inc.:
Series 1-A, Convertible Preferred	4/22/03 – 5/27/05	159,398
Series 1-B, Convertible Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/31/15)	5/27/05	-
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15)	9/19/00	-
Terra Capital LP	11/23/98 – 3/14/06	469,590

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 95.1%	SHARES	VALUE
Argentina - 0.9%
MercadoLibre, Inc.*	6,132	$408,698

Australia - 8.6%
BlueScope Steel Ltd.	217,229	500,251
Computershare Ltd.	92,502	1,020,605
Dart Energy Ltd.*	506,396	596,040
QBE Insurance Group Ltd.	35,706	663,293
Ramsay Health Care Ltd.	18,413	335,453
Sims Metal Management Ltd.	27,843	614,687
		3,730,329

Brazil - 3.0%
Anhanguera Educacional Participacoes SA	17,600	424,097
Diagnosticos da America SA	23,500	318,524
Itau Unibanco Holding SA (ADR)	11,811	283,582
Tractebel Energia SA	17,300	286,075
		1,312,278

Cyprus - 1.1%
ProSafe SE	59,880	476,902

Finland - 0.9%
Lassila & Tikanoja Oyj	19,430	383,313

France - 9.5%
Cap Gemini SA	18,828	880,806
Nexans SA	7,845	618,431
PPR SA	4,140	659,819
Publicis Groupe	18,954	990,018
Vallourec SA	9,418	991,423
		4,140,497

Germany - 4.7%
Adidas AG	15,098	988,592
CENTROTEC Sustainable AG*	26,664	571,377
Rhoen Klinikum AG	22,546	497,326
		2,057,295

Hong Kong - 1.3%
Esprit Holdings Ltd.	122,900	583,412

Italy - 1.0%
Luxottica Group SpA	14,279	436,024

Japan - 20.5%
Asahi Glass Co. Ltd.	47,000	549,806
Benesse Holdings, Inc.	20,400	940,475
Daiwa House Industry Co. Ltd.	20,000	246,040
Kubota Corp.	81,000	767,815
Kurita Water Industries Ltd.	27,500	867,119
Nikon Corp.	32,900	667,936
Ricoh Co. Ltd.	54,000	792,111
Sharp Corp.	25,000	257,935
Shimano, Inc.	15,500	789,091
Shiseido Co. Ltd.	35,000	765,362
Sumitomo Chemical Co. Ltd.	89,000	438,829
USS Co. Ltd.	9,400	769,381
Yamada Denki Co. Ltd.	8,590	586,608
Yamatake Corp.	19,000	450,847
		8,889,355

Luxembourg - 1.9%
Oriflame Cosmetics SA (SDR)	15,550	818,385

Mexico - 2.4%
Compartamos SAB de CV*	195,152	424,694
Urbi Desarrollos Urbanos SA de CV*	267,947	629,786
		1,054,480

Netherlands - 5.3%
QIAGEN NV*	40,557	794,672
TNT NV	24,489	647,762
VistaPrint NV*	18,434	847,964
		2,290,398

Norway - 0.7%
Tomra Systems ASA	46,400	309,015

Philippines - 0.5%
Manila Water Co., Inc.	452,000	197,885

Singapore - 3.4%
ComfortDelgro Corp. Ltd.	485,000	585,795
Hyflux Ltd.	489,000	884,033
		1,469,828

Spain - 1.2%
Ebro Foods SA	23,909	506,897

Sweden - 1.6%
Svenska Cellulosa AB, Series B	42,478	670,675

Switzerland - 4.1%
Adecco SA	13,113	859,696
Informa plc	142,302	904,440
		1,764,136

United Kingdom - 14.2%
Associated British Foods plc	45,555	839,126
FirstGroup plc	143,959	894,314
Halfords Group plc	56,657	403,841
Legal & General Group plc	293,261	442,534
Marks & Spencer Group plc	155,132	892,830
Pearson plc	50,375	791,984
Severn Trent plc	27,486	633,617
United Utilities Group plc	55,169	509,399
Wolseley plc*	24,131	770,056
		6,177,701

United States - 8.3%
Calgon Carbon Corp.*	13,334	201,610
DaVita, Inc.*	5,432	377,470
Emergency Medical Services Corp.*	6,507	420,417
Henry Schein, Inc.*	3,358	206,148
Insituform Technologies, Inc.*	14,828	393,090
IntercontinentalExchange, Inc.*	4,698	559,767
Mednax, Inc.*	5,182	348,697
Quanta Services, Inc.*	27,213	542,083
Towers Watson & Co.	6,399	333,132
Whirlpool Corp.	2,571	228,382
		3,610,796

Total Equity Securities (Cost $35,310,451)		41,288,299

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.5%	PRINCIPAL AMOUNT
Federal Home Loan Bank Discount Notes, 1/3/11	$1,500,000	1,500,000

Total U.S. Government Agencies And Instrumentalities (Cost $1,500,000)		1,500,000

TOTAL INVESTMENTS (Cost $36,810,451) - 98.6%		42,788,299
Other assets and liabilities, net - 1.4%		604,760
NET ASSETS - 100%		$43,393,059

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

ANNUAL REPORT CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND - 25

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities.  International Equity and International Opportunities are registered as diversified portfolios.  Capital Accumulation is registered as a non-diversified portfolio.  The operation of each series is accounted for separately.  International Equity offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Capital Accumulation offers Class A, Class B, Class C, and Class I shares.  International Opportunities offers Class A, Class C, Class I and Class Y (effective October 31, 2008) shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2010:

	Total Investments	% of Net Assets
Capital Accumulation	$1,389,977	0.8%
International Equity	9,286,144	2.5%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$348,492,123	-	$765,013	$349,257,136
Limited partnership interest	-	-	3,151,361	3,151,361
U.S. government obligations	-	$9,800,000	-	9,800,000
Other debt obligations	-	-	5,369,770	5,369,770
TOTAL	$348,492,123	$9,800,000	$9,286,144**	$367,578,267

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

**Level 3 securities represent 2.5% of net assets.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$167,815,343	-	-	$167,815,343
Other debt obligations	-	$2,000,000	$1,389,977	3,389,977
TOTAL	$167,815,343	$2,000,000	$1,389,977**	$171,205,320

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.8% of net assets.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$41,288,299	-	-	$41,288,299
Other debt obligations	-	$1,500,000	-	1,500,000
TOTAL	$41,288,299	$1,500,000	-	$42,788,299

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2010, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	International Equity	Capital Accumulation	International Opportunities
Federal income tax cost of investments	$345,699,218	$139,050,443	$36,916,826
Unrealized appreciation	35,861,812	32,423,461	6,177,560
Unrealized depreciation	(13,982,763)	(268,584)	(306,087)
Net unrealized appreciation/ (depreciation)	$21,879,049	$32,154,877	$5,871,473

Capital Loss Carryforwards
Expiration Date	International Equity	Capital Accumulation	International Opportunities
30-Sep-17	$90,728,857	$5,740,332	$1,330,630
30-Sep-18	105,942,268	-	4,754,491

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
GNet Defta Development Holdings LLC	$400,000	$389,241
SEAF Central & Eastern European Growth Fund LLC	347,466	535,931
TOTALS	$747,466	$925,172

NOTE D - OTHER

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $1,246,356 at December 31, 2010.

NOTE E – REORGANIZATION

On July 29, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Mid Cap Value Fund (“Mid Cap Value”) for shares of the acquiring portfolio, Calvert Capital Accumulation Fund (“Capital Accum.”) and the assumption of the liabilities of Mid Cap Value.  Shareholders approved the Plan at a meeting on November 15, 2010 and the reorganization took place on November 29, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Mid Cap Value, Class A	1,893,904	Capital Accum., Class A	1,182,147	$32,646,286
Mid Cap Value, Class C	168,591	Capital Accum., Class C	115,716	$2,759,872
Mid Cap Value, Class I	453,854	Capital Accum., Class I	273,543	$8,070,394

For financial reporting purposes, assets received and shares issued by Capital Accum. were recorded at fair value; however, the cost basis of the investments received from Mid Cap Value were carried forward to align ongoing reporting of Capital Accum.’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Mid Cap Value	$43,476,552	$4,028,812	Capital Accum.	$117,367,809

NOTE F – SUBSEQUENT EVENT

Effective January 31, 2011, Capital Accumulation began to offer Class Y shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

                Filed herewith.

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:          /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:       February 28, 2011

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:       February 28, 2011

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:       February 28, 2011